Stock Compensation - Schedule of Stock Option Transactions (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
2000 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance	913	1,323	913	1,323	1,323	1,511	2,066
Number of Shares, Issued			78	15	14	137	5
Number of Shares, Exercised			78	94	419	325	485
Number of Shares, Forfeited				17	5		75
Number of Shares, Outstanding, Ending Balance			913	1,227	913	1,323	1,511	2,066
Number of Shares, Exercisable and vested at end of period			835	836	485	654	692
Number of Shares, Unvested at end of period			78	391	428	678	819
Number of Shares, Vested and expected to vest at end of period			901	1,167	800	1,205	1,393
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 9.48	$ 8.10	$ 9.48	$ 8.10	$ 8.10	$ 6.96	$ 6.32
Weighted Average Exercise Price, Issued			$ 15.74	$ 13.64	$ 13.64	$ 12.59	$ 10.70
Weighted Average Exercise Price, Exercised			$ 7.36	$ 7.77	$ 5.19	$ 4.89	$ 4.03
Weighted Average Exercise Price, Forfeited				$ 10.77	$ 10.77		$ 9.03
Weighted Average Exercise Price, Outstanding, Ending Balance			$ 10.20	$ 8.19	$ 9.48	$ 8.10	$ 6.96	$ 6.32
Weighted Average Exercise Price, Exercisable and vested at end of period			$ 9.67	$ 6.80	$ 8.01	$ 5.75	$ 4.43
Weighted Average Exercise Price, Unvested at end of period			$ 15.74	$ 11.16	$ 11.14	$ 10.37	$ 9.11
Weighted Average Exercise Price, Vested and expected to vest at end of period			$ 10.12	$ 8.03	$ 9.36	$ 7.90	$ 6.76
Weighted Average Exercise Price, Fair value of options granted during the period			$ 6.76		$ 6.38	$ 6.01	$ 5.18
Weighted Average Remaining Contractual Term	4 years 1 month 6 days	4 years	4 years 3 months 18 days	3 years 8 months 12 days	4 years 1 month 6 days	4 years	3 years 10 months 24 days	4 years 4 months 24 days
Weighted Average Remaining Contractual Term, Exercisable and vested at end of period			3 years 9 months 18 days	2 years 1 month 6 days	2 years 2 months 12 days	2 years 2 months 12 days	2 years 3 months 18 days
Weighted Average Remaining Contractual Term, Unvested at end of period			9 years 10 months 24 days	7 years 1 month 6 days	6 years 3 months 18 days	5 years 8 months 12 days	5 years 2 months 12 days
Weighted Average Remaining Contractual Term, Vested and expected to vest at end of period			7 years 8 months 12 days	3 years 6 months	5 years 2 months 12 days	4 years 7 months 6 days	4 years
2013 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance	1,911		1,911
Number of Shares, Issued					1,958
Number of Shares, Exercised
Number of Shares, Forfeited					47
Number of Shares, Outstanding, Ending Balance			1,911		1,911
Number of Shares, Exercisable and vested at end of period			408
Number of Shares, Unvested at end of period			1,503		1,911
Number of Shares, Vested and expected to vest at end of period			1,881		1,704
Number of Shares, Fair value of options granted during the period					$ 6,220
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 13.64		$ 13.64
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited					$ 13.64
Weighted Average Exercise Price, Outstanding, Ending Balance			$ 13.64		$ 13.64
Weighted Average Exercise Price, Exercisable and vested at end of period			$ 13.64
Weighted Average Exercise Price, Unvested at end of period			$ 13.64		$ 13.64
Weighted Average Exercise Price, Vested and expected to vest at end of period			$ 13.64		$ 13.64
Weighted Average Exercise Price, Fair value of options granted during the period					$ 6.22
Weighted Average Remaining Contractual Term	9 years 5 months 1 day		8 years 11 months 1 day		9 years 5 months 1 day
Weighted Average Remaining Contractual Term, Exercisable and vested at end of period			8 years 11 months 1 day
Weighted Average Remaining Contractual Term, Unvested at end of period			8 years 11 months 1 day		9 years 5 months 1 day
Weighted Average Remaining Contractual Term, Vested and expected to vest at end of period			8 years 11 months 1 day		9 years 5 months 1 day
Weighted Average Remaining Contractual Term, Fair value of options granted during the period			0 years		0 years
2013 Stock Option Plan [Member] | Equity Classified [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Issued					1,440
Weighted Average Exercise Price, Issued					$ 13.64
2013 Stock Option Plan [Member] | Liability Classified [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Issued					518
Weighted Average Exercise Price, Issued					$ 13.64